Restructuring initiatives	12 Months Ended
Mar. 31, 2016
Restructuring initiatives
Restructuring initiatives

14. Restructuring initiatives:

During the year ended March 31, 2016, global markets have experienced extreme volatility and a significant decline in liquidity, triggered by heightened uncertainty in the global economy. Nomura’s management approved the restructuring of its Wholesale segment in EMEA and the Americas in March 2016. This restructuring will involve the closing of certain Wholesale businesses in EMEA and rationalizing existing businesses in the Americas in order to reduce costs, increase efficiencies and generate sustainable profitability within Nomura’s international operations in these regions. As a result of this restructuring initiative, Nomura recognized ¥15,603 million of restructuring costs in the consolidated statements of income during the year ended March 31, 2016 which primarily relate to employee termination costs reported within Non-interest expenses—Compensation and benefits in the consolidated statements of income and within Nomura’s Wholesale segment. As of March 31, 2016, these costs are primarily reported as liabilities within Other liabilities in the consolidated statements of financial position.

This restructuring initiative is expected to be completed during the year ending March 31, 2017 and Nomura currently estimates that the amount of additional restructuring costs to be recognized in the consolidated statements of income through to completion will not be significant.